Off-balance-sheet exposures - Schedule of contingent commitments (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 302,446	€ 302,861
Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	18,251	16,901
Bank sureties
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	18,223	16,887
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	28	14
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	143,921	134,493
Other granted guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	55,456	61,551
Other
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	88,465	72,942
Impaired assets | Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	420	511
Impaired assets | Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	478	217
Impaired assets | Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 616	€ 793